REVENUE RECOGNITION, Revenue Recognition, Narrative (Details) - Helicopter Service Contracts	5 Months Ended
Mar. 31, 2020
Revenue Recognition [Abstract]
Revenue recognition period of service	30 days
Low
Revenue Recognition [Abstract]
Revenue recognition invoicing payment due period	30 days
High
Revenue Recognition [Abstract]
Revenue recognition invoicing payment due period	60 days